Capital Structure (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Dec. 31, 2016 ¥ / shares $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2014 ¥ / shares $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 17, 2014 $ / shares
Capital structure (Textual)
Basic net income per ADS | (per share)		¥ 2.71	$ 0.39	¥ 3.65	¥ 3.22
Loans bear interest rate		3.00%	3.00%		13.04%	13.04%
Termination of employment		Termination of employment or within two years, whichever comes first.	Termination of employment or within two years, whichever comes first.
Due date of loans					Jun. 30, 2018	Jun. 30, 2018
Employee Companies [Member]
Capital structure (Textual)
Issue new shares to employees, shares					150,000,000	150,000,000
Average closing price, trading days					20 days	20 days
Employee Companies [Member] | Share Purchase Agreement One [Member]
Capital structure (Textual)
Issue new shares to employees, shares	100,000,000	100,000,000	100,000,000		100,000,000	100,000,000
Basic net income per ADS | $ / shares						$ 5.40
Shares issued, price per share | $ / shares					¥ 0.27	$ 0.27
Employee Companies [Member] | Share Purchase Agreement Two [Member]
Capital structure (Textual)
Issue new shares to employees, shares		50,000,000	50,000,000		50,000,000	50,000,000
Basic net income per ADS | $ / shares			$ 5.8
Shares issued, price per share | $ / shares		¥ 0.29	$ 0.29		¥ 0.29	$ 0.29	$ 5.8
Subsidiary [Member]
Capital structure (Textual)
Percentage of equity ownership		0.64%	0.64%
Acquisition of additional shares in subsidiaries, shares		7,416,000	7,416,000
Public market [Member]
Capital structure (Textual)
Percentage of equity ownership				0.20%
Repurchase of ordinary shares, shares				2,261,100
Options [Member]
Capital structure (Textual)
Exercised of share options, shares		2,597,400	2,597,400		1,704,380	1,704,380
Percentage of equity ownership		0.22%	0.22%	0.59%	0.15%	0.15%
Repurchase of ordinary shares, shares				2,261,100
Issue new shares to employees, shares				4,493,620